SHARE CAPITAL - Summary of subscribed and paid-in capital (Details) - COP ($)	Dec. 31, 2025		Dec. 31, 2024
SHARE CAPITAL
Authorized shares	1,400,000,000		1,400,000,000
Subscribed and paid-in shares
Total shares	961,827,000		961,827,000
Subscribed and paid capital (nominal value)	$ 480,914,000,000	[1]	$ 480,914,000,000
Issued capital, ordinary shares	500
Issued capital, preference shares	$ 500
Common shares
Subscribed and paid-in shares
Total shares	509,704,584		509,704,584
Preference shares
Subscribed and paid-in shares
Total shares	452,122,416		452,122,416

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.